Portfolio of Investments
Multi-Manager International Equity Strategies Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Argentina 1.2%
MercadoLibre, Inc.(a)	27,195	32,318,810
Australia 1.6%
Arena REIT	45,782	145,261
BHP Group Ltd.	94,692	2,652,681
BHP Group Ltd., ADR	20,113	1,130,149
BlueScope Steel Ltd.	30,524	424,262
Brambles Ltd.	114,200	809,071
Centuria Industrial REIT	11,388	30,176
Centuria Office REIT	228,456	366,691
Cochlear Ltd.	55,115	8,474,956
CSL Ltd.	69,525	15,117,358
CSL Ltd. ADR	606	66,354
CSR Ltd.	30,341	125,401
Dexus Industria REIT(a)	20,222	47,141
Downer EDI Ltd.	12,785	51,197
Fortescue Metals Group Ltd.	179,586	2,156,606
IPH Ltd.	7,557	47,968
James Hardie Industries PLC	79,103	3,100,397
McMillan Shakespeare Ltd.	9,167	81,505
Myer Holdings Ltd.(a)	278,423	102,695
Origin Energy Ltd.	144,280	491,320
Pendal Group Ltd.	58,758	255,519
Pro Medicus Ltd.	4,384	193,417
REA Group Ltd.	4,122	471,869
Rio Tinto PLC, ADR	88,885	5,572,201
South32 Ltd.	711,336	1,777,538
Wesfarmers Ltd.	7,972	321,347
Total		44,013,080
Austria 0.2%
OMV AG	63,123	3,352,142
Palfinger AG	3,779	146,145
Raiffeisen Bank International AG	51,983	1,545,972
Semperit AG Holding	4,731	139,769
Strabag SE	3,531	139,357
voestalpine AG	10,515	354,855
Common Stocks (continued)
Issuer	Shares	Value ($)
Wienerberger AG	4,474	164,699
Total		5,842,939
Belgium 0.4%
bpost SA(a)	9,152	74,504
D’ieteren Group	4,416	805,701
EVS Broadcast Equipment	3,606	86,494
Groupe Bruxelles Lambert SA	225	24,435
Ion Beam Applications	7,117	114,614
Proximus SADP	30,606	556,329
Sofina SA	1,546	718,444
Solvay SA	17,535	1,961,964
Umicore SA	154,741	7,566,666
Total		11,909,151
Brazil 0.2%
AmBev SA, ADR	165,741	467,390
JBS SA, ADR	3,974	49,814
Petroleo Brasileiro SA, ADR	26,800	285,956
Petroleo Brasileiro SA, ADR	77,355	800,624
Vale SA	256,900	3,183,689
XP, Inc., Class A(a)	28,030	803,901
Total		5,591,374
Canada 2.0%
Air Canada(a)	972,300	15,831,414
CGI, Inc.(a)	27,200	2,270,656
Constellation Software, Inc.	6,308	10,733,599
Corby Spirit and Wine Ltd.	24,268	335,111
Eldorado Gold Corp.(a)	239,368	2,149,525
Empire Co., Ltd., Class A	4,376	125,479
Franco-Nevada Corp.	11,585	1,588,681
Franco-Nevada Corp.	4,145	569,896
H&R Real Estate Investment Trust	5,032	61,805
Kinross Gold Corp.	35,774	212,272
Kirkland Lake Gold Ltd.	23,377	924,560
Open Text Corp.	18,339	869,452
Open Text Corp.	20,200	957,620
Ritchie Bros. Auctioneers, Inc.	129,930	8,819,648
TELUS International CDA, Inc.(a)	7,840	274,334
Multi-Manager International Equity Strategies Fund | First Quarter Report 2021	1

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Topicus.com, Inc.(a)	124,410	11,118,940
Total		56,842,992
China 3.4%
Alibaba Group Holding Ltd.(a)	1,034,532	16,519,099
Beijing Capital International Airport Co., Ltd.(a)	8,494,000	4,930,424
Hangzhou Tigermed Consulting Co., Ltd., Class H(b)	298,100	4,721,994
KE Holdings, Inc., ADR(a)	118,436	2,369,904
Meituan, Class B(a)	488,700	14,853,702
Ping An Healthcare and Technology Co., Ltd.(a)	1,018,000	3,832,830
Ping An Insurance Group Co. of China Ltd., Class H	1,572,500	10,900,951
Tencent Holdings Ltd.	370,300	21,595,555
Tencent Music Entertainment Group, ADR(a)	990,703	7,123,154
WuXi Biologics Cayman, Inc.(a)	369,500	4,984,478
Zai Lab Ltd., ADR(a)	39,431	2,730,597
Total		94,562,688
Denmark 2.6%
Ambu A/S	234,269	6,644,525
AP Moller - Maersk A/S, Class A	778	2,226,594
AP Moller - Maersk A/S, Class B	1,115	3,357,012
Carlsberg AS, Class B	13,149	2,042,023
Chr. Hansen Holding A/S	104,451	7,771,149
DSV A/S	73,765	16,060,547
Genmab A/S(a)	2,829	1,096,356
Genmab A/S, ADR(a)	6,948	267,637
Novo Nordisk A/S, ADR	45,546	4,865,679
Novo Nordisk A/S, Class B	105,593	11,303,737
Novozymes AS, Class B	197,202	14,976,386
Pandora A/S	8,558	1,064,808
Rockwool International A/S, Class B	949	394,425
Royal UNIBREW A/S	4,349	463,523
Scandinavian Tobacco Group A/S	9,431	173,295
Sydbank A/S	8,613	280,161
Total		72,987,857
Finland 0.8%
Kesko OYJ, Class A	9,994	290,722
KONE OYJ, Class B	201,121	13,212,582
Nokia OYJ(a)	144,121	807,748
Nokia OYJ, ADR(a)	713,202	3,993,931
Common Stocks (continued)
Issuer	Shares	Value ($)
Nordea Bank Abp	417,779	4,947,744
Tokmanni Group Corp.	11,088	233,139
Total		23,485,866
France 8.6%
Airbus Group SE(a)	108,262	12,084,206
Alstom SA	470,897	16,783,629
AXA SA	800,644	22,008,143
BNP Paribas SA	36,878	2,291,953
Capgemini SE	2,987	689,613
Christian Dior SE	743	561,365
Coface SA	43,569	592,811
Danone SA	454,211	26,713,749
Dassault Systemes SE	317,984	19,168,378
Edenred	246,131	11,010,269
Etablissements Maurel et Prom SA(a)	187,806	478,191
Eutelsat	12,533	158,757
Kering SA	3,434	2,644,488
Legrand SA	12,682	1,393,180
LVMH Moet Hennessy Louis Vuitton SE	4,507	3,504,618
Orange SA	298,042	3,204,177
Orange SA, ADR	42,936	460,274
Pernod Ricard SA	43,954	10,085,657
Publicis Groupe SA	68,655	4,442,581
Sanofi	314,809	29,926,469
Sanofi, ADR	80,262	3,818,063
Sartorius Stedim Biotech	2,270	1,340,151
Synergie SE	1,550	61,525
TotalEnergies SE	726,370	33,422,290
TotalEnergies SE, ADR	206,952	9,517,722
Unibail-Rodamco-Westfield(a)	6,552	431,256
Valeo	303,725	8,754,807
VINCI SA	128,785	12,184,569
Total		237,732,891
Germany 8.6%
Adidas AG	29,406	8,504,733
Adidas AG, ADR	708	102,161
Allianz SE, Registered Shares	48,475	10,520,394
Aurubis AG	15,472	1,325,668
BASF SE	344,151	22,540,519

2	Multi-Manager International Equity Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
BASF SE, ADR	2,600	42,692
Bayer AG, ADR	32,161	405,872
Bayer AG, Registered Shares	208,802	10,531,452
Bayerische Motoren Werke AG	41,660	3,993,251
Brenntag SE	29,893	2,560,348
Continental AG(a)	24,949	2,668,406
Covestro AG	29,505	1,664,095
Daimler AG, Registered Shares	36,879	3,453,830
Deutsche Boerse AG	120,359	18,899,128
Deutsche Post AG	29,817	1,761,037
Deutsche Telekom AG, ADR	14,493	256,888
Deutsche Telekom AG, Registered Shares	231,757	4,081,864
DWS Group GmbH & Co. KGaA	6,201	244,109
E.ON SE	42,515	524,480
Evonik Industries AG	107,022	3,217,865
Fresenius Medical Care AG & Co. KGaA	2,175	129,679
Fresenius Medical Care AG & Co. KGaA, ADR	21,903	653,148
Fresenius SE & Co. KGaA	50,488	1,910,926
GEA Group AG	22,270	1,127,032
HeidelbergCement AG	26,081	1,735,207
Infineon Technologies AG	55,411	2,505,323
Leoni AG(a)	6,615	77,947
Merck KGaA	1,902	470,089
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	20,293	5,456,476
Nemetschek SE	4,415	557,979
Porsche Automobil Holding SE, ADR	119,000	996,030
Puma SE	1,623	196,093
Rational AG	14,361	13,228,883
RWE AG	550,135	21,185,691
SAP SE	406,049	52,035,674
SAP SE, ADR	57,136	7,338,548
Scout24 SE	263,230	17,469,811
Siemens AG, Registered Shares	80,957	12,905,814
Siemens Healthineers AG, ADR	1,500	54,698
Vitesco Technologies Group AG, Class A(a)	4,989	221,795
Washtec AG	1,379	76,950
Total		237,632,585
Common Stocks (continued)
Issuer	Shares	Value ($)
Guernsey 0.0%
Regional REIT Ltd.(b)	14,052	16,528
Hong Kong 2.0%
AIA Group Ltd.	1,833,600	19,303,133
CK Hutchison Holdings Ltd.	245,500	1,536,883
CK Hutchison Holdings Ltd., ADR	4,406	27,471
Futu Holdings Ltd., ADR(a)	50,442	2,395,490
Hang Lung Group Ltd.	106,000	235,329
Hong Kong Exchanges and Clearing Ltd.	234,780	12,910,897
Hongkong Land Holdings Ltd.	168,300	907,328
International Housewares Retail Co., Ltd.	231,000	79,972
Jardine Matheson Holdings Ltd.	33,100	1,872,163
Luk Fook Holdings International Ltd.	43,000	125,710
Sands China Ltd.(a)	5,920,800	13,530,859
Spring Real Estate Investment Trust	291,000	97,771
Swire Pacific Ltd., Class A	9,500	52,451
Techtronic Industries Co., Ltd.	60,500	1,244,287
VSTECS Holdings Ltd.	496,000	445,857
Total		54,765,601
Indonesia 0.3%
PT Bank Mandiri Persero Tbk	14,203,500	6,933,858
Ireland 2.6%
CRH PLC	375,689	18,215,789
James Hardie Industries PLC, ADR	2,111	83,131
Kingspan Group PLC	34,402	3,988,885
Kingspan Group PLC	138,469	15,817,414
Ryanair Holdings PLC, ADR(a)	352,214	33,654,048
Total		71,759,267
Israel 0.3%
Airport City Ltd.(a)	27,012	562,711
Azrieli Group Ltd.	2,937	267,562
Bank Hapoalim BM	22,181	215,638
Bank Leumi Le-Israel BM	20,535	197,601
Big Shopping Centers Ltd.	913	140,200
Check Point Software Technologies Ltd.(a)	58,763	6,540,910
Clal Insurance Enterprises Holdings Ltd.(a)	4,555	113,133
Delek Automotive Systems Ltd.	10,555	147,383
Hadera Paper Ltd.	13	928

Multi-Manager International Equity Strategies Fund | First Quarter Report 2021	3

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Israel Chemicals Ltd.	25,240	219,332
Melisron Ltd.(a)	2,017	175,789
Mivne Real Estate KD Ltd.	24,528	98,142
Mizrahi Tefahot Bank Ltd.	7,805	287,000
Total		8,966,329
Italy 2.9%
ACEA SpA	14,484	294,496
Anima Holding SpA	10,087	47,480
Datalogic SpA	1,574	26,346
Digital Bros SpA	5,105	179,459
Enel SpA	2,975,988	22,550,135
ENI SpA	833,106	10,978,495
ENI SpA, ADR	76,442	2,017,304
Exprivia SpA(a)	230,461	559,323
FinecoBank Banca Fineco SpA	600,610	10,519,067
Hera	79,868	306,846
Immobiliare Grande Distribuzione SIIQ SpA(a)	56,617	221,630
Prysmian SpA	4,649	172,361
Salvatore Ferragamo SpA(a)	39,475	898,490
UniCredit SpA	2,706,668	32,679,795
Total		81,451,227
Japan 15.8%
ADEKA Corp.	31,500	664,879
Advantest Corp.	19,200	1,676,174
Aeon Delight Co., Ltd.	6,100	190,847
AGC, Inc.	43,000	2,093,971
Ai Holdings Corp.	2,700	45,987
Aichi Bank Ltd. (The)	4,200	129,655
Aida Engineering Ltd.	14,500	117,463
Air Water, Inc.	90,100	1,325,561
Akita Bank Ltd. (The)	4,100	51,682
Alpen Co., Ltd.	9,500	182,045
Amada Holdings Co., Ltd.	11,900	110,935
Anest Iwata Corp.	15,500	116,298
Asahi Kasei Corp., ADR(a)	2,300	42,964
Asahi Kasei Corp., ADR	4,500	84,060
Asahi Yukizai Corp.	10,000	130,832
Asics Corp.	35,900	888,937
Autobacs Seven Co., Ltd.	25,400	293,365
Common Stocks (continued)
Issuer	Shares	Value ($)
Awa Bank Ltd. (The)	11,600	207,884
BayCurrent Consulting, Inc.	500	206,609
Belluna Co,. Ltd.	11,200	65,624
Brother Industries Ltd.	89,300	1,532,607
Canon, Inc.	68,700	1,510,901
Canon, Inc., ADR	104,041	2,288,902
Central Glass Co., Ltd.	12,500	213,425
Chiba Bank Ltd. (The)	39,600	229,770
Chori Co., Ltd.	6,900	103,847
CMK Corp.(a)	13,200	58,392
CTI Engineering Co., Ltd.	14,100	293,938
Dai Nippon Toryo Co., Ltd.	5,400	37,618
Daicel Corp.	238,300	1,635,893
Daiichi Jitsugyo Co., Ltd.	4,300	185,650
Dai-ichi Life Holdings, Inc.	238,900	4,786,263
Daiken Corp.	7,100	134,492
Daiki Aluminium Industry Co., Ltd.	9,200	118,196
Daikin Industries Ltd.	30,300	6,169,812
Daikyonishikawa Corp.	19,500	92,226
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,600	108,321
Dainippon Sumitomo Pharma Co., Ltd.	37,700	459,468
Daiseki Co., Ltd.	3,360	152,226
Daito Bank Ltd. (The)	22,200	128,391
Daiwa Securities Group, Inc.	484,500	2,686,814
Denso Corp.	211,673	15,484,987
Duskin Co., Ltd.	11,100	256,246
Ebara Jitsugyo Co., Ltd.	9,800	216,967
ENEOS Holdings, Inc.	164,400	610,298
FANUC Corp.	207,550	40,688,596
Fields Corp.	1,700	7,942
F-Tech, Inc.	12,300	53,697
Fuji Electric Co., Ltd.	5,500	286,328
FUJIFILM Holdings Corp.	70,500	5,545,610
FUJIFILM Holdings Corp., ADR	1,500	118,530
Fujikura Ltd.(a)	94,100	471,762
Fujitsu Ltd.	18,200	3,008,167
Fukuda Corp.	2,000	72,459
Hakuhodo DY Holdings, Inc.	33,500	495,610

4	Multi-Manager International Equity Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Harima Chemicals Group, Inc.	1,800	12,541
Heiwado Co., Ltd.	3,600	58,762
Hino Motors Ltd.	14,600	120,488
Hitachi Ltd.	50,000	2,928,909
Hitachi Metals Ltd.(a)	7,500	139,247
Hokkaido Electric Power Co., Inc.	43,200	177,937
Honda Motor Co., Ltd.	33,400	914,651
Honda Motor Co., Ltd. ADR	156,019	4,270,240
Horiba Ltd.	800	47,448
Hoya Corp.	7,300	1,155,492
Hoya Corp., ADR	12,621	2,002,637
Hyakugo Bank Ltd. (The)	166,600	468,694
Ichinen Holdings Co., Ltd.	5,700	65,204
Idec Corp.	8,300	195,942
Idemitsu Kosan Co., Ltd.	10,500	270,099
Iida Group Holdings Co., Ltd.	6,200	128,032
Inaba Seisakusho Co., Ltd.	14,600	168,711
Innotech Corp.	12,300	146,292
Inpex Corp.	1,039,000	8,501,715
Intage Holdings, Inc.	3,800	58,584
Iseki & Co., Ltd.(a)	11,700	144,522
Isolite Insulating Products Co., Ltd.	10,900	89,008
Isuzu Motors Ltd.	161,500	2,164,525
IT Holdings Corp.	29,900	921,659
ITOCHU ENEX Co., Ltd.	44,900	376,045
IwaiCosmo Holdings, Inc.	24,300	276,237
Iwaki Co., Ltd.	26,300	232,881
Japan Exchange Group, Inc.	562,603	12,180,980
Japan Petroleum Exploration Co., Ltd.	4,700	94,385
Japan Post Holdings Co., Ltd.(a)	300	2,261
Japan Post Insurance Co., Ltd.	57,900	894,412
JFE Holdings, Inc.	119,600	1,363,178
JM Holdings Co., Ltd.	3,100	47,091
JSR Corp.	66,800	2,485,106
JTEKT Corp.	35,400	308,194
JVCKenwood Corp.	247,800	359,983
Kajima Corp.	98,900	1,087,685
Kansai Paint	52,700	1,183,066
Kato Sangyo Co., Ltd.	8,200	228,644
Common Stocks (continued)
Issuer	Shares	Value ($)
Kawasaki Heavy Industries Ltd.	87,100	1,453,530
KDDI Corp.	23,000	667,349
Keyence Corp.	16,600	10,251,854
KH Neochem Co., Ltd.	5,300	143,334
Kissei Pharmaceutical Co., Ltd.	5,300	106,789
Ki-Star Real Estate Co., Ltd.	100	7,495
Komatsu Wall Industry Co., Ltd.	4,800	78,056
Konami Holdings Corp.	7,900	403,854
Konoike Transport Co., Ltd.	7,600	72,885
Kuraray Co., Ltd.	277,900	2,303,542
Kyocera Corp.	46,900	2,779,787
Kyocera Corp., ADR	3,389	201,273
Kyokuto Kaihatsu Kogyo Co., Ltd.	500	6,165
Kyokuyo Co., Ltd.	2,800	71,570
Lasertec Corp.	12,100	3,142,191
Marubeni Corp.	321,400	2,874,079
Mazda Motor Corp.(a)	305,100	2,461,409
Mebuki Financial Group, Inc.	209,600	412,815
Medical System Network Co., Ltd.	62,000	337,933
Meiwa Corp.	4,400	31,843
Mimaki Engineering Co., Ltd.	23,900	185,037
Mirait Holdings Corp.	7,500	129,623
MISUMI Group, Inc.	48,400	2,040,687
Mitsubishi Chemical Holdings Corp.	45,900	358,814
Mitsubishi Corp.	81,900	2,435,252
Mitsubishi Gas Chemical Co., Inc.	59,600	985,702
Mitsubishi Motors Corp.(a)	347,400	1,117,161
Mitsubishi Pencil Co., Ltd.	28,900	309,472
Mitsuboshi Belting Ltd.	6,800	115,659
Mitsui & Co., Ltd.	211,300	4,750,747
Mitsui Chemicals, Inc.	57,000	1,518,306
Mitsui High-Tec, Inc.	5,700	456,686
MS&AD Insurance Group Holdings, Inc.	61,700	1,799,088
MS&AD Insurance Group Holdings, Inc., ADR	3,300	47,817
Murata Manufacturing Co., Ltd.	237,500	17,423,945
NGK Insulators Ltd.	40,200	634,873
Nichias Corp.	4,900	110,547
Nidec Corp.	162,844	18,646,880
Nihon Kohden Corp.	16,000	471,393

Multi-Manager International Equity Strategies Fund | First Quarter Report 2021	5

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nikko Co., Ltd./Hyogo	3,300	17,730
Nikon Corp.	109,700	1,135,640
Nintendo Co., Ltd.	18,605	8,205,137
Nippon Ceramic Co., Ltd.	2,000	50,302
Nippon Chemical Industrial Co., Ltd.	5,900	130,720
Nippon Coke & Engineering Co., Ltd.	239,400	257,054
Nippon Express Co., Ltd.	12,100	688,854
Nippon Kanzai Co., Ltd.	29,000	699,313
Nippon Pillar Packing Co., Ltd.	18,000	504,992
Nippon Sanso Holdings Corp.	60,900	1,284,369
Nippon Sheet Glass Co., Ltd.(a)	19,300	84,800
Nippon Steel Corp.	43,300	638,402
Nippon Telegraph & Telephone Corp.	33,600	924,533
Nippon Yusen KK	82,000	5,311,046
Nishi-Nippon Financial Holdings, Inc.	5,600	33,577
Nissan Chemical Industries Ltd.	10,600	609,652
Nissan Motor Co., Ltd.(a)	1,020,800	5,047,491
Nissei Plastic Industrial Co., Ltd.	23,100	199,279
Nissin Electric Co., Ltd.	12,900	160,846
Nitto Denko Corp.	6,200	429,840
Nojima Corp.	16,300	319,348
Nomura Holdings, Inc.	477,200	1,999,548
Nomura Holdings, Inc., ADR	30,289	126,305
NS Solutions Corp.	2,500	75,700
NS United Kaiun Kaisha Ltd.	1,100	31,176
NTT Data Corp.	140,200	2,958,753
Oita Bank Ltd. (The)	6,300	93,207
Okasan Securities Group, Inc.	24,700	79,969
Okumura Corp.	39,700	1,095,840
Olympus Corp.	60,500	1,351,769
Onamba Co., Ltd.	10,300	47,635
Onoken Co., Ltd.	7,200	99,674
ORIX Corp.	381,400	7,514,880
Osaka Gas Co., Ltd.	136,700	2,195,963
Osaka Soda Co., Ltd.	4,100	92,102
OSG Corp.	16,300	234,921
Otsuka Holdings Co., Ltd.	35,400	1,282,174
Panasonic Corp.	174,800	1,905,763
Pasco Corp.	14,500	165,792
Common Stocks (continued)
Issuer	Shares	Value ($)
People Dreams & Technologies Group Co., Ltd.	5,300	84,808
Persol Holdings Co., Ltd.	28,000	806,197
Piolax, Inc.	5,100	72,347
Press Kogyo Co., Ltd.	64,300	211,049
Qol Holdings Co., Ltd.	33,900	412,692
Quick Co., Ltd.	8,900	110,032
Rasa Industries Ltd.	2,600	37,926
Recruit Holdings Co., Ltd.	46,000	2,793,106
Restar Holdings Corp.	14,400	234,485
Rheon Automatic Machinery Co., Ltd.	54,400	626,819
Ricoh Co., Ltd.	132,800	1,171,624
Riken Corp.	4,600	98,736
Riso Kagaku Corp.	41,500	738,108
Riso Kyoiku Co., Ltd.	114,600	409,699
Ryobi Ltd.	9,000	79,674
San ju San Financial Group, Inc.	27,600	329,406
San-Ai Oil Co., Ltd.	38,500	400,741
Sanki Engineering Co., Ltd.	4,900	59,274
Sanko Gosei Ltd.	48,600	159,907
Sanoh Industrial Co., Ltd.	4,600	37,832
Sanshin Electronics Co., Ltd.	10,100	124,241
Sanyo Trading Co., Ltd.	3,300	28,129
Sapporo Holdings Ltd.	8,700	166,578
SCSK Corp.	14,400	272,728
Seiko Epson Corp.	176,800	2,850,631
Sekisui House Ltd.	20,100	390,640
SEMITEC Corp.	2,400	212,063
SG Holdings Co., Ltd.	11,500	253,824
Shikoku Electric Power Co., Inc.	75,000	497,387
Shimadzu Corp.	63,300	2,683,943
Shimano, Inc.	62,573	17,306,851
Shindengen Electric Manufacturing Co., Ltd.(a)	1,000	29,592
Shin-Etsu Chemical Co., Ltd.	28,500	4,747,149
Shin-Etsu Polymer Co., Ltd.	9,000	75,123
Shinsei Bank Ltd.	90,100	1,520,180
Shinwa Co., Ltd.	3,700	63,148
Shiseido Co., Ltd.	182,847	10,480,752
Shoei Co., Ltd.	2,900	122,634
Shofu, Inc.	4,300	76,823

6	Multi-Manager International Equity Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Showa Denko KK	60,500	1,324,998
Sinfonia Technology Co., Ltd.	6,900	76,443
SMC Corp.	25,028	15,978,915
SMK Corp.	4,100	82,456
Sodick Co., Ltd.	6,600	44,452
Sompo Holdings, Inc.	238,400	9,790,624
Sony Group Corp.	149,583	18,250,440
Starzen Co., Ltd.	4,000	64,935
Studio Alice Co., Ltd.	14,600	260,286
Sumitomo Chemical Co., Ltd.	439,800	2,017,384
Sumitomo Corp.	73,300	998,000
Sumitomo Heavy Industries Ltd.	4,100	90,484
Sumitomo Mitsui Financial Group, Inc.	379,000	12,330,734
Sun Frontier Fudousan Co., Ltd.	4,500	37,943
Suntory Beverage & Food Ltd.	59,100	2,084,861
Sysmex Corp.	2,600	323,395
T RAD Co., Ltd.	10,800	270,974
T&D Holdings, Inc.	114,800	1,349,262
Takara Standard Co., Ltd.	2,700	32,443
Takasago International Corp.	1,100	26,604
Takeda Pharmaceutical Co., Ltd.	623,800	16,688,498
Teijin Ltd.	149,900	1,712,117
Teikoku Electric Manufacturing Co., Ltd.	8,400	103,043
Toa Corp.	27,300	174,424
Tokio Marine Holdings, Inc.	85,000	4,268,640
Tokio Marine Holdings, Inc., ADR	4,930	248,743
Tokyo Electron Ltd.	15,900	8,354,969
Tokyo Gas Co., Ltd.	166,400	2,846,730
Tokyo Steel Manufacturing Co., Ltd.	20,600	216,722
Tomen Devices Corp.	1,500	88,760
Tomoku Co., Ltd.	1,400	21,701
Toray Industries, Inc.	530,900	3,069,661
Tosoh Corp.	10,000	142,963
TOTO Ltd.	11,000	486,606
Towa Corp.	68,000	1,898,456
Towa Pharmaceutical Co., Ltd.	2,500	57,852
Toyo Construction Co., Ltd.	47,400	218,005
Toyo Seikan Group Holdings Ltd.	23,900	290,708
Toyota Tsusho Corp.	10,600	459,025
Common Stocks (continued)
Issuer	Shares	Value ($)
Tsubakimoto Chain Co.	6,200	156,052
Union Tool Co.	3,800	125,193
Vertex Corp.	1,300	34,325
Wakita & Co., Ltd.	56,700	511,975
Warabeya Nichiyo Holdings Co., Ltd.	22,600	366,470
Will Group, Inc.	12,200	145,868
Willplus Holdings Corp.	8,400	65,346
Yamaguchi Financial Group, Inc.	68,000	371,334
Yamaha Motor Co., Ltd.	105,000	2,640,597
Yamaichi Electronics Co., Ltd.	6,800	137,396
Yamazen Corp.	23,100	197,658
Yokogawa Electric Corp.	32,600	611,120
Yokohama Rubber Co., Ltd. (The)	14,400	223,618
Yorozu Corp.	3,100	28,770
Yuasa Trading Co., Ltd.	12,200	300,400
Total		438,047,404
Jersey 0.0%
Man Group PLC	61,336	174,894
Mexico 0.1%
Grupo Financiero Banorte SAB de CV, Class O	673,662	4,013,225
Netherlands 6.7%
Adyen NV(a)	3,792	10,503,215
Aegon NV	649,475	2,866,671
Aegon NV, Registered Shares	145,851	641,744
AerCap Holdings NV(a)	8,259	462,834
Airbus SE, ADR(a)	9,400	263,059
Akzo Nobel NV	114,570	12,055,779
ArcelorMittal SA	276,336	7,501,930
ASM International NV	4,772	2,144,977
ASML Holding NV	58,663	46,043,424
ASML Holding NV	14,652	11,597,205
ASR Nederland NV	45,468	1,941,725
CNH Industrial NV	265,840	4,363,537
Ferrari NV	4,486	1,168,424
Heineken Holding NV	106,906	8,903,430
IMCD NV	111,114	24,680,670
ING Groep NV	503,517	6,955,309
Just Eat Takeaway.com NV(a)	59,698	3,717,186

Multi-Manager International Equity Strategies Fund | First Quarter Report 2021	7

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NN Group NV	97,933	4,866,237
NN Group NV, ADR	11,178	277,606
NSI NV	13,984	552,695
Ordina NV	162,471	633,116
Prosus NV(a)	88,895	7,143,858
Randstad NV	82,620	5,213,397
Signify NV	2,779	126,869
Stellantis NV	371,333	6,358,800
Stellantis NV	80,083	1,366,515
STMicroelectronics NV, Registered Shares	66,235	3,215,047
Wolters Kluwer NV	82,255	9,250,464
Wolters Kluwer NV, ADR	2,400	270,516
Total		185,086,239
Norway 0.8%
Aker Carbon Capture ASA(a)	3,716,688	12,441,010
Atea ASA(a)	3,736	67,543
Borregaard ASA	1,797	42,699
Equinor ASA, ADR	96,750	2,424,555
Kongsberg Gruppen ASA	4,601	135,078
Norsk Hydro ASA	159,553	1,033,280
SpareBank 1 SMN	9,017	137,369
Veidekke ASA	6,723	96,498
Yara International ASA	115,709	5,680,188
Total		22,058,220
Pakistan 0.0%
Meezan Bank Ltd.	238,539	202,503
United Bank Ltd.	145,566	117,392
Total		319,895
Panama 0.2%
Copa Holdings SA, Class A(a)	88,664	6,199,387
Peru 0.4%
Credicorp Ltd.	94,369	11,135,542
Portugal 0.0%
Jeronimo Martins SGPS SA	10,711	233,411
Sonae SGPS SA	361,654	387,564
Total		620,975
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.9%
Gazprom PJSC	979,710	4,396,213
Gazprom PJSC, ADR	133,745	1,186,438
Lukoil PJSC	28,413	2,503,324
Magnit PJSC GDR(b)	328,702	5,067,406
MMC Norilsk Nickel PJSC, ADR	203,595	5,829,200
PhosAgro PJSC(a)	4,133	316,021
Rosneft Oil Co. PJSC	563,548	4,287,459
Sberbank of Russia PJSC	465,850	1,987,774
VTB Bank PJSC	327,090,000	210,102
Total		25,783,937
Singapore 0.0%
XP Power Ltd.	307	19,761
South Africa 0.4%
Discovery Ltd.(a)	1,259,637	10,555,449
South Korea 3.2%
Hana Financial Group, Inc.	44,584	1,481,851
HMM Co., Ltd.(a)	10,731	213,202
NAVER Corp.	30,199	9,641,092
POSCO	2,449	537,691
Samsung Electronics Co., Ltd.	677,865	40,689,683
Samsung Electronics Co., Ltd. GDR	14,512	21,693,887
SK Hynix, Inc.	154,306	14,751,821
Total		89,009,227
Spain 3.2%
Aena SME SA(a)	112,782	16,563,831
Amadeus IT Group SA, Class A(a)	654,513	41,905,591
Banco Bilbao Vizcaya Argentaria SA	1,413,942	7,496,182
Banco Bilbao Vizcaya Argentaria SA, ADR	10,400	55,120
Banco de Sabadell SA(a)	999,888	675,174
Befesa SA	1,994	131,948
CaixaBank SA	6,587,786	17,008,810
Grifols SA ADR	119,287	1,279,950
Mapfre SA	241,000	495,492
Repsol SA	317,486	3,508,213
Repsol SA, ADR	4,279	47,347
Total		89,167,658

8	Multi-Manager International Equity Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.9%
AFRY AB	1,675	46,992
ASSA ABLOY AB, Class B	158,060	4,428,783
Atlas Copco AB, Class B	366,308	19,025,881
Atrium Ljungberg AB, Class B	11,457	254,671
Beijer Alma AB	1,864	50,035
Bilia AB Class A	3,742	62,484
Billerudkorsnas AB	38,390	799,002
Bravida Holding AB	19,126	255,628
Collector AB(a)	72,168	319,261
Coor Service Management Holding AB	3,614	30,907
Epiroc AB, Class B	743,562	14,952,251
EQT AB	20,465	1,203,227
Fagerhult AB	19,622	139,294
Ferronordic AB	6,060	212,744
Hufvudstaden AB	19,613	295,899
Industrivarden AB, Class A	15,561	461,968
Industrivarden AB, Class C	65,112	1,919,141
Intrum Justitia AB	5,392	135,289
Investor AB, Class A	212,503	5,113,718
Investor AB, Class B	265,358	6,166,003
Kinnevik AB Class B(a)	3,275	116,765
L E Lundbergforetagen AB, Class B	1,197	65,652
Lundin Energy AB	55,929	1,976,498
New Wave Group AB, Class B(a)	20,891	392,076
Nibe Industrier AB, Class B	15,278	217,766
Nobina AB	7,763	67,763
Nordic Waterproofing Holding AB	3,060	73,653
Securitas AB	57,035	824,059
Skandinaviska Enskilda Banken AB, Class A	4,462	64,886
Skanska AB, Class B	17,057	392,467
Svenska Handelsbanken AB, Class A	337,736	3,573,236
Svolder AB, Class B	19,173	757,642
Swedbank AB, Class A	669,026	13,470,702
Telefonaktiebolaget LM Ericsson, ADR	122,156	1,221,560
Telefonaktiebolaget LM Ericsson, Class B	76,685	770,873
Total		79,858,776
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 9.3%
ABB Ltd.	245,954	8,505,779
ABB Ltd., ADR	212,806	7,352,447
Adecco Group AG, Registered Shares	34,194	1,584,665
Adecco Group AG, Registered Shares, ADR	800	18,568
Bachem Holding AG, Registered Shares	358	258,663
Belimo Holding AG, Registered Shares	84	48,599
Bellevue Group AG	1,697	73,570
Bobst Group SA, Registered Shares(a)	5,175	454,620
Cie Financiere Richemont SA, ADR	39,744	590,397
Cie Financiere Richemont SA, Class A, Registered Shares	289,500	43,082,088
Clariant AG, Registered Shares(a)	81,358	1,593,110
Coca-Cola HBC AG(a)	36,685	1,129,728
Credit Suisse Group AG, Registered Shares	1,571,763	15,176,019
EMS-Chemie Holding AG, Registered Shares	206	196,379
Geberit AG	3,181	2,428,730
Georg Fischer AG, Registered Shares	202	294,184
Holcim Ltd., ADR(a)	39,470	381,083
Holcim Ltd., Registered Shares(a)	33,239	1,601,251
Kuehne & Nagel International AG	43,095	12,319,525
Nestlé SA, Registered Shares	186,312	23,879,940
Novartis AG, Registered Shares	454,470	36,223,871
Orior AG	3,539	339,232
Partners Group Holding AG	70	120,809
Roche Holding AG, Genusschein Shares	89,637	34,995,213
Schindler Holding AG	8,535	2,198,344
Schindler Holding AG, Registered Shares	1,011	250,922
SGS SA, Registered Shares	99	298,661
Straumann Holding AG, Registered Shares	329	699,437
Sulzer AG, Registered Shares	1,609	152,564
Swatch Group AG (The), ADR	11,100	163,392
Swatch Group AG (The), Registered Shares	3,882	221,696
Swiss Life Holding AG, Registered Shares	2,286	1,312,027
Swiss Re AG	136,297	12,792,909
Swiss Re AG, ADR	1,400	32,851
Temenos AG	116,199	14,861,201
Vontobel Holding AG, Registered Shares	14,897	1,228,845
V-ZUG Holding AG(a)	290	37,275

Multi-Manager International Equity Strategies Fund | First Quarter Report 2021	9

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wizz Air Holdings PLC(a)	104,993	5,506,535
Zurich Insurance Group AG	64,827	26,651,014
Total		259,056,143
Taiwan 1.8%
Evergreen Marine Corp. Taiwan Ltd.	327,000	1,448,344
Sea Ltd. ADR(a)	25,174	7,251,874
Taiwan Semiconductor Manufacturing Co., Ltd.	1,868,400	39,738,423
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,546	298,264
Total		48,736,905
Turkey 0.2%
Akbank T.A.S.	1,672,605	796,697
KOC Holding AS	491,456	1,024,686
Pegasus Hava Tasimaciligi AS(a)	5,678	36,503
Turk Hava Yollari AO(a)	2,573,508	3,305,646
Turkiye Garanti Bankasi AS	519,095	433,077
Total		5,596,609
United Kingdom 13.1%
3i Group PLC	80,705	1,480,771
Anglo American PLC	81,352	2,994,555
Anglo American PLC, ADR	13,503	250,076
AstraZeneca PLC	190,320	20,865,704
Atlassian Corp. PLC, Class A(a)	22,796	8,578,591
Barclays Bank PLC	5,426,658	13,250,172
BHP Group PLC	220,505	6,025,533
BHP Group PLC, ADR	143,480	7,888,530
BP PLC	7,299,346	31,669,895
BP PLC, ADR	173,424	4,502,087
Brewin Dolphin Holdings PLC	47,236	214,850
British American Tobacco PLC	440,897	14,755,605
British American Tobacco, ADR	400,616	13,480,728
Centrica PLC(a)	463,353	398,367
Coca-Cola Europacific Partners PLC	41,656	2,056,557
Compass Group PLC(a)	792,963	15,469,011
Computacenter PLC	4,443	166,766
CVS Group PLC	2,930	85,810
Diageo PLC, ADR	58,280	11,840,748
Experian PLC	343,523	15,422,762
GlaxoSmithKline PLC	306,487	6,222,639
Common Stocks (continued)
Issuer	Shares	Value ($)
GlaxoSmithKline PLC, ADR	138,268	5,685,580
Go-Ahead Group PLC (The)(a)	11,949	105,520
Hargreaves Lansdown PLC	526,955	9,353,036
IMI PLC	40,932	925,982
J. Sainsbury PLC	118,803	436,465
Johnson Matthey PLC	8,422	233,980
Jupiter Fund Management PLC	208,420	650,609
Lookers PLC(a)	228,187	176,661
Melrose Industries PLC	325,926	626,174
Molten Ventures PLC(a)	16,850	207,055
Paragon Banking Group PLC	70,260	483,564
Polar Capital Holdings PLC	48,401	514,324
Prudential PLC	1,680,161	28,380,045
RELX PLC	368,654	11,435,884
RELX PLC	79,741	2,474,572
Rio Tinto PLC	331,413	20,316,989
Rolls-Royce Holdings PLC(a)	24,555,361	40,058,288
Royal Dutch Shell PLC, ADR, Class A	113,568	4,774,399
Royal Dutch Shell PLC, ADR, Class B	180,333	7,584,806
Royal Dutch Shell PLC, Class A	926,017	19,505,845
Sage Group PLC (The)	349,228	3,583,910
Senior PLC(a)	242,289	424,058
Smith & Nephew PLC	16,868	271,092
Speedy Hire PLC	12,303	10,249
SThree PLC	31,341	216,746
Unilever PLC	459,047	23,444,920
Vesuvius PLC	57,871	317,443
Vodafone Group PLC, ADR	282,536	4,147,628
WPP PLC	31,414	436,030
WPP PLC, ADR	13,041	908,436
Total		365,310,047
United States 0.4%
Spotify Technology SA(a)	49,131	11,717,744
Total Common Stocks (Cost $2,449,745,061)		2,699,281,080

10	Multi-Manager International Equity Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2021 (Unaudited)
Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
United States 0.2%
iShares MSCI EAFE ETF	30,802	2,366,826
iShares MSCI Eurozone ETF	23,120	1,100,512
Vanguard FTSE Developed Markets ETF	28,400	1,411,480
Total		4,878,818
Total Exchange-Traded Equity Funds (Cost $4,756,514)		4,878,818

Preferred Stocks 1.0%
Issuer	Shares	Value ($)
Germany 0.8%
BMW AG	10,202	799,961
Porsche Automobil Holding SE	14,160	1,187,960
Volkswagen AG	117,951	21,549,073
Total		23,536,994
Russian Federation 0.1%
Sberbank of Russia PJSC	536,250	2,118,651
South Korea 0.1%
Samsung Electronics Co., Ltd.	58,708	3,165,887
Spain 0.0%
Grifols SA	20,579	221,269
Total Preferred Stocks (Cost $29,176,408)		29,042,801
Warrants 0.0%
Issuer	Shares	Value ($)
Switzerland 0.0%
Cie Financiere Richemont SA(a)	43,768	47,675
Total Warrants (Cost $11,702)		47,675

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(c),(d)	41,138,354	41,134,240
Total Money Market Funds (Cost $41,133,729)		41,134,240
Total Investments in Securities (Cost $2,524,823,414)		2,774,384,614
Other Assets & Liabilities, Net		5,578,404
Net Assets		$2,779,963,018

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2021, the total value of these securities amounted to $9,805,928, which represents 0.35% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	37,898,936	328,911,043	(325,675,739)	—	41,134,240	—	9,348	41,138,354
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Multi-Manager International Equity Strategies Fund | First Quarter Report 2021	11

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2021 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Multi-Manager International Equity Strategies Fund | First Quarter Report 2021

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1QT302_08_M01_(01/22)